Other Real Estate Owned - Summary of Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Real Estate Owned Disclosure Of Detailed Components [Abstract]
Balance at beginning of period	$ 3,166	$ 11,445	$ 7,137	$ 16,083	$ 16,083	$ 10,517
Assets foreclosed	1,485	1,321	1,530	1,321	1,321	25,029
Write-down of other real estate owned		(44)	(182)	(729)	(1,190)	(2,373)
Net gain (loss) on sales of other real estate owned	26	(173)	(260)	(235)	(278)	737
Capitalized additions to other real estate owned			39	423
Proceeds from sale of other real estate owned	(1,653)	(4,400)	(5,240)	(8,714)	(8,799)	(17,827)
Balance at end of period	$ 3,024	$ 8,149	$ 3,024	$ 8,149	$ 7,137	$ 16,083